LEASES - Other lease related balances (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 422	$ 186	$ 745	$ 374	$ 746	$ 655
Short-term lease cost	34	3	45	3		32
Variable lease cost	46	2	85	12	40	40
Total lease cost	502	191	875	389	786	727
Operating cash flows used in operating leases	$ 655	$ 269	$ 899	$ 536	$ 1,073	$ 951
Weighted-average remaining lease term-operating leases (years)	2 years 7 months 6 days	3 years 8 months 12 days	2 years 7 months 6 days	3 years 8 months 12 days	3 years 2 months 12 days	4 years 2 months 12 days
Weighted-average discount rate-operating leases	5.10%	7.60%	5.10%	7.60%	7.60%	7.60%